Capital and Funding - Summary of Financial Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial liabilities [Abstract]
Preference shares, Current	€ 0	€ 0
Bank loans and overdrafts, Current	513	899
Bonds and other loans, Current	7,181	4,367
Finance lease creditors, Current	11	9
Derivatives, Current	86	175
Other financial liabilities, Current	177
Current financial liabilities	7,968	5,450
Preference shares, Non-current		68
Bank loans and overdrafts, Non-current	479	247
Bonds and other loans, Non-current	15,528	10,686
Finance lease creditors, Non-current	120	134
Derivatives, Non-current	335	10
Other financial liabilities, Non-current	0	0
Non-current financial liabilities	16,462	11,145
Preference shares		68
Bank loans and overdrafts	992	1,146
Bonds and other loans	22,709	15,053
Finance lease creditors	131	143
Derivatives	421	185
Other financial liabilities	177
Financial liabilities	€ 24,430	€ 16,595	€ 14,643